FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Amounts Receivable	$ 1,856	$ 3,303
Long-term Investments	1,043	$ 934
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	3,474
Amounts Receivable	0
Long-term Investments	1,043
Total Financial Assets	4,517
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	1,856
Long-term Investments	0
Total Financial Assets	1,856
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	$ 0